Fair Value of Acquired Time Charters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022	May 31, 2021
Fair Value of Acquired Time Charters [Abstract]
Amortization of fair value of acquired charter	$ 409,538	$ (1,940,000)	$ 0
Fair value of acquired time charters	2,507,506	$ 0
Amortization to vessel revenues in 2023	2,242,333
Amortization to vessel revenues in 2024	$ 265,173
M/V Magic Pluto [Member]
Fair Value of Acquired Time Charters [Abstract]
Intangible liability for below market time charter					$ 1,940,000
M/V Ariana A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 897,436
M/V Gabriela A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 2,019,608